Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Services	$ 71,745,105	$ 75,988,820	$ 72,737,313
Royalties	9,907,313	10,005,977	12,600,061
Goods	805,690	932,198	1,163,836
Leases	14,903,526	14,830,186	14,781,123
Total revenue	$ 97,361,634	$ 101,757,181	$ 101,282,333